Stockholders' Equity - Twilio.org (Detail) - shares	May 13, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 02, 2015
Stockholders' Equity
Common stock reserved for Twilio.org (in shares)		780,397	888,022	888,022
Twilio.org, percentage of outstanding capital stock (as a percent)				1.00%
Twilio.org, authorized reduction in shares reserved (in shares)	107,625
Twilio.org, reserved shares, issued (in shares)		0	0
Twilio.org, reserved shares, outstanding (in shares)		0	0